CONDENSED COMBINED BALANCE SHEETS - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Total assets	$ 0	$ 0	$ 0
Current liabilities:
Other current liabilities		129,352,000	146,377,000
Total liabilities	0	0	0
Parent company equity
Total stockholder equity	0	0	0
Total liabilities and stockholder equity	0	0	0
Revelyst Business
Current assets:
Cash and cash equivalents	29,738,000	22,946,000	15,541,000
Net receivables	196,035,000	209,492,000	201,848,000
Net inventories	283,080,000	293,746,000	403,639,000
Prepaid expenses	23,318,000	23,094,000	36,850,000
Income tax receivable	686,000	1,441,000	0
Other current assets	7,757,000	6,708,000	5,743,000
Total current assets	540,614,000	557,427,000	663,621,000
Net property, plant, and equipment	49,241,000	61,493,000	71,344,000
Operating lease assets	93,957,000	99,705,000	99,456,000
Goodwill	232,145,000	232,145,000	379,603,000
Net intangible assets	555,061,000	569,314,000	674,616,000
Other non-current assets	55,495,000	54,779,000	61,886,000
Total assets	1,526,513,000	1,574,863,000	1,950,526,000
Current liabilities:
Accounts payable	85,166,000	87,038,000	66,606,000
Accrued compensation	18,467,000	19,649,000	24,549,000
Sales and other taxes payable	11,297,000	12,622,000	13,002,000
Other current liabilities	101,351,000	87,054,000	97,221,000
Total current liabilities	216,281,000	206,363,000	203,592,000
Deferred income tax liabilities	13,219,000	12,755,000	27,677,000
Long-term operating lease liabilities	95,316,000	100,070,000	97,105,000
Other long-term liabilities	18,879,000	21,827,000	36,486,000
Total liabilities	343,695,000	341,015,000	364,860,000
Commitments and contingencies (Note 16)
Parent company equity
Parent company investment	1,188,364,000	1,239,462,000	1,593,826,000
Accumulated other comprehensive loss	(5,546,000)	(5,614,000)	(8,160,000)
Total stockholder equity	1,182,818,000	1,233,848,000	1,585,666,000
Total liabilities and stockholder equity	$ 1,526,513,000	$ 1,574,863,000	$ 1,950,526,000